LAND USE RIGHTS AND LEASEHOLD LAND (Tables)	12 Months Ended
Dec. 31, 2018
LAND USE RIGHTS AND LEASEHOLD LAND
Schedule of land use rights and leasehold land

	December 31,	December 31,
	2017	2018
Operating leases :
In the mainland of the PRC, held on:
Leases less than 10 years	127,516	768,153
Leases between 10 to 50 years	3,331,557	3,393,547
Leases over 50 years	117,939	118,591

	3,577,012	4,280,291

Operating leases prepayments

	2017	2018
As at January 1	3,198,047	3,577,012
Additions	59,215	2,838
Acquisition of a subsidiary	31,833	460,638
Transfer from property, plant and equipment (note 6)	396,398	382,242
Disposals	(6,712)	—
Government grants	—	(34,174)
Disposal of subsidiaries	(3,294)	(728)
Transfer to investment properties	(6,896)	—
Amortization	(91,579)	(107,537)

As at December 31	3,577,012	4,280,291